Income taxes (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ (110,000)	$ 109,000
State and local			(33,000)	53,000
Total current			(143,000)	162,000
Deferred:
Federal			(1,173,000)	(754,000)
State and local			(86,000)	(174,000)
Total deferred	(1,239,000)	(1,515,000)	(1,259,000)	(928,000)
Total provision (benefit)	$ (584,000)	$ (1,626,000)	$ (1,402,000)	$ (766,000)